STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders Equity [Line Items]
Schedule of share-based compensation expense

	Year ended December 31,
	2020	2019
Employee Awards	$1,411,442	$3,880,938
Consulting Awards	92,947	85,683
	$1,504,389	$3,966,621

Schedule of defined benefit plan, assumptions

	Pre-Trigger	Post-Trigger
Current stock price	$0.95	$0.95
Exercise price	$2.35	$1.00
Risk-free interest rate	2.21%	2.21%
Expected dividend yield	—	—
Expected term (in years)	0.89	0.89
Expected volatility	123%	123%

	Pre-Trigger	Post-Trigger
Current stock price	$0.70	$0.70
Exercise price	$1.00	$0.68
Risk-free interest rate	1.55%	1.55%
Expected dividend yield	—	—
Expected term (in years)	0.47	0.47
Expected volatility	114%	114%

	Pre-Trigger	Post-Trigger
Current stock price	$0.67	$0.67
Exercise price	$0.68	$0.45
Risk-free interest rate	1.61%	1.61%
Expected dividend yield	—	—
Expected term (in years)	0.36	0.36
Expected volatility	113%	113%

	Pre-Trigger	Post-Trigger
Current stock price	$0.55	$0.55
Exercise price	$0.45	$0.40
Risk-free interest rate	0.18 - 0.22%	0.18 - 0.22%
Expected dividend yield	—	—
Expected term (in years)	0.60 - 2.60	0.60 - 2.60
Expected volatility	88 - 116%	88 - 116%

	Pre-Trigger	Post-Trigger
Current stock price	$0.70	$0.70
Exercise price	$1.00	$0.68
Risk-free interest rate	1.55%	1.55%
Expected dividend yield	—	—
Expected term (in years)	4.58	4.58
Expected volatility	114%	114%

	Pre-Trigger	Post-Trigger
Current stock price	$0.67	$0.67
Exercise price	$0.68	$0.45
Risk-free interest rate	1.61%	1.61%
Expected dividend yield	—	—
Expected term (in years)	4.47	4.47
Expected volatility	113%	113%

Schedule of stockholders' equity note, warrants or rights

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise Price	Contractual	Aggregate
	Shares	per Share	Term (in years)	Intrinsic Value
Outstanding as of December 31, 2019	10,883,780	$1.28	5.4	$61,000
Granted	2,084,520	0.45
Exercised	—	—
Forfeited or expired	(5,701,880)	1.29
Outstanding as of December 31, 2020	7,266,420	$1.03	5.9	$176,000

Exercisable as of December 31, 2020	5,390,600	$1.28	5.8	$57,000

			Weighted-
		Weighted-	average
		average	Remaining
	Number of	Exercise Price	Contractual	Aggregate
	Shares	per Share	Term (in years)	Intrinsic Value
Outstanding as of December 31, 2019	125,000	$1.79
Granted	10,000	0.61
Exercised	—
Forfeited or expired	(35,000)	3.08
Outstanding and exercisable as of December 31, 2020	100,000	$1.22	2.2	$—

			Weighted-
		Weighted-	average
		average	Remaining
	Number of	Exercise Price	Contractual	Aggregate
	Shares	per Share	Term (in years)	Intrinsic Value
Outstanding as of December 31, 2018	5,992,214	$2.26
Granted	2,481,000	0.98
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2019	8,473,214	0.64	0.5	$1,169,583
Granted	7,143,011	0.42
Exercised	(1,131,000)	0.40
Expired	(7,064,214)	0.63
Outstanding and exercisable as of December 31, 2020	7,421,011	$0.46	2.0	$478,925

Employee Awards [Member]
Stockholders Equity [Line Items]
Schedule of defined benefit plan, assumptions

Year ended December 31,
	2020	2019
Exercise price	$0.31 - 0.67	$0.55 - 2.37
Stock price on date of grant	$0.27 - 0.67	$0.55 - 2.37
Volatility	111 - 114%	119 - 130%
Risk-free interest rate	0.16 - 1.53%	1.43 - 2.60%
Expected life (years)	3.0	3.0
Dividend yield	—	—

	Year ended December 31,
	2020	2019
Exercise price	$0.61	$0.71 - 2.37
Stock price, date of valuation	$0.61	$0.71 - 2.37
Volatility	101%	125 - 141%
Risk-free interest rate	1.47%	1.64 - 2.62%
Expected life (years)	1.0	2.0 - 5.0
Dividend yield	—	—

Feinsod Agreement [Member]
Stockholders Equity [Line Items]
Schedule of defined benefit plan, assumptions

August 6, 2020
Current stock price	$0.83
Exercise price	$0.83
Vesting goal	$4.51
Risk-free interest rate	1.73%
Expected term (in years)	10
Expected volatility	123%